Related Party Transactions (Details) ¥ in Millions	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²	Sep. 30, 2023 USD ($)	Jan. 13, 2022
Related Party Transactions [Line Items]
Office space totaling (in Square Meters) | m²			2,749.3	2,749.3
Purchase price			$ 4,400,000	¥ 32
Jiangxi Yueshang [Member]
Related Party Transactions [Line Items]
Prepayment amount	$ 2,200,000	¥ 16
Mr. Gang Lai [Member]
Related Party Transactions [Line Items]
Equity interest ownership percentage						5.00%
Guangzhou Ningjing [Member]
Related Party Transactions [Line Items]
Right to use trademarks | $	$ 96,141				$ 35,864